UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  May 31, 2009

Item 1. Reports to Stockholders.

Annual Report

May 31, 2009

Schooner Growth and Income Fund

Class A
(SCNAX)

Class C
(SCNCX)

Investment Advisor

Schooner Investment Group, LLC
150 N. Radnor Chester Road, Suite F-200
Radnor, PA 19087

Phone: 1-866-724-5997

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

SCHEDULE OF OPTIONS WRITTEN	14

STATEMENT OF ASSETS AND LIABILITIES	17

STATEMENT OF OPERATIONS	18

STATEMENT OF CHANGES IN NET ASSETS	19

FINANCIAL HIGHLIGHTS	20

NOTES TO FINANCIAL STATEMENTS	22

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM	30

ADDITIONAL INFORMATION	31

Annual Shareholder Letter (period ended 05/31/2009)

Dear Fellow Shareholders,

Volatility is a concept few people like to think about until it’s staring them straight in the face. Over the past six months we have witnessed dramatic moves in equity markets and investor psychology. The winter saw a continuation of the uncertainty brought about by fears surrounding the economy, real estate, and an ongoing credit crisis, coming to a crescendo in early March as the S&P 500 tested decade long lows. Talk of societal destruction and the loss of countless trillions in retirement savings and household wealth dominated the airwaves and permeated every aspect of daily life. Aided by an open spigot of government programs and intervention, spring brought talk of recovery and emergence of the now omnipresent “green shoots”.  What started out as a short covering rally in March, quickly turned into a three month move fueled by momentum traders and underinvested institutional and retail investors fearful of missing the rally. Down 45%, up 25%, what is an investor to do? Timing the markets, while tempting, is a fool’s game. In our opinion the quest for performance is best achieved by keenly observing the investment environment and adjusting strategies and techniques to the opportunity sets that are presented.  While our investment and trading strategies are dynamic, the end goal is always the same, superior risk-adjusted returns.

We are pleased to report that for the 6-months ending 5/31/09, the fund returned +10.73%, with the benchmark S&P 500 Index returning +4.05%. While these returns are impressive, we are most pleased with the manner in which these returns were generated as highlighted by our performance during some very trying times. Our downside protection and risk mitigation practices buffered the downdrafts in a very meaningful way. As every traveler and philosopher knows, the journey is sometimes more important than the destination. From inception (8/29/08), the fund is down -5.21% while the benchmark S&P 500 is down -26.79%. The difference in performance has benefited investors through capital preservation, and we feel that this has allowed us to keep a clear and level head, precisely while many others have lost theirs.

The performance of each Schooner class of shares and the S&P 500 index for the period is listed below:

	6 Months	Since Inception
Total Return Without Load	(11/30/08-5/31/09)	(8/29/08-5/31/09)
Class A (SCNAX)	+10.73%	-5.21%
Class C (SCNCX)	+10.36%	-5.70%
S&P 500 Index	+4.05%	-26.79%

Total Return With Load(1)
Class A	+5.47%	-9.71%
Class C	+9.36%	-6.64%

(1)	Purchases of Class A shares are subject to a maximum sales charge of 4.75%. Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

So what does the rest of 2009 hold in store for investors and the economy?  We humbly answer that we don’t know, and neither does anyone else. What the past year has so vividly demonstrated, however, is that just about anything is possible. We will continue to vigilantly monitor changes in volatility environments and regimes, and will adjust the portfolio continuously to these ever fluid dynamics. I thank you for your ongoing trust and confidence, and look forward to the opportunity to seek to deliver you the best risk managed returns possible.

Sincerely,

Greg Levinson
Portfolio Manager

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

Opinions expressed in this letter are those of the fund manager, are subject to change and are not guaranteed.

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The fund may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs.

The S&P 500 is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Schooner Growth and Income Fund is distributed by Quasar Distributors, LLC.

SCHOONER GROWTH AND INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/08–5/31/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay a maximum initial sales charge of 4.75% when you invest. A 1.00% level load is imposed on Class C shares redeemed within twelve months. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within seven days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

SCHOONER GROWTH AND INCOME FUND
Expense Example (Continued)
(Unaudited)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/2008	5/31/2009	12/1/2008–5/31/2009*
Actual**	$1,000.00	$1,107.30	$10.51
Hypothetical (5% return
before expenses)***	1,000.00	1,014.96	10.05

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Including loads, your actual cost of investment in the Fund would be $57.51.
***	Including loads, your hypothetical cost of investment in the Fund would be $57.07.

	Class C
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/2008	5/31/2009	12/1/2008–5/31/2009*
Actual**	$1,000.00	$1,103.60	$14.42
Hypothetical (5% return
before expenses)***	1,000.00	1,011.22	13.79

*	Expenses are equal to the Fund’s annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Including loads, your actual cost of investment in the Fund would be $19.67.
***	Including loads, your hypothetical cost of investment in the Fund would be $18.80.

SCHOONER GROWTH AND INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s primary investment objective is long-term capital appreciation with the generation of moderate current income. The Fund seeks to achieve its investment objective by investing its assets in a diversified portfolio of equity, convertible securities and single issuer equity call option securities of U.S. companies with large market capitalizations. The Fund considers companies with large market capitalizations (“large-cap companies”) to be those companies with market capitalizations of $5 billion or more. The Fund’s investment strategy consists of a three tiered approach, including:

1)	manage an equity portfolio of U.S. large cap companies;
2)	sell out-of-the-money single issuer call options against long equity positions;
3)	selectively purchase U.S. convertible securities.

The Fund’s sector breakdown as of May 31, 2009 is shown below.

Sector Breakdown
% of Investments

Continued

SCHOONER GROWTH AND INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of May 31, 2009

No Load Returns
Since Inception
(8/29/08)
Class A	-5.21%
Class C	-5.70%
S&P 500 Index	-26.79%

Front-End Load Returns
Since Inception
(8/29/08)
Class A	-9.71%

Level Load Returns
Since Inception
(8/29/08)
Class C	-6.64%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-724-5997. The Fund imposes a 2.00% redemption fee on shares redeemed within seven days. Performance data does not reflect the redemption fee. If reflected total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph on page 9 and table above assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

SCHOONER GROWTH AND INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Schooner Growth and Income Fund
Hypothetical Comparison of Change in Value of $10,000 Investment

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2009

	Shares	Value
Common Stocks 92.61%
Aerospace & Defense 4.05%
Honeywell International, Inc. (b)	500	$16,580
Raytheon Co. (b)	1,500	66,975
United Technologies Corp. (b)	1,600	84,176
		167,731
Air Freight & Logistics 1.61%
FedEx Corp. (b)	1,200	66,516

Biotechnology 4.46%
Amgen, Inc. (a)(b)	1,800	89,892
Biogen Idec, Inc. (a)(b)	1,000	51,790
Gilead Sciences, Inc. (a)(b)	1,000	43,100
		184,782
Capital Markets 4.07%
Bank Of New York Mellon Corp. (b)	1,800	50,004
Northern Trust Corp. (b)	500	28,825
State Street Corp. (b)	1,200	55,740
TD Ameritrade Holding Corp. (a)(b)	2,000	34,080
		168,649
Communications Equipment 1.97%
Cisco Systems, Inc. (a)	4,400	81,400

Computers & Peripherals 5.84%
Apple, Inc. (a)(b)	800	108,648
EMC Corp. (a)(b)	5,500	64,625
Hewlett-Packard Co. (b)	2,000	68,700
		241,973
Construction & Engineering 1.13%
Fluor Corp. (b)	1,000	46,980

Diversified Consumer Services 0.71%
Apollo Group, Inc. - Class A (a)(b)	500	29,550

Diversified Financial Services 2.42%
Bank of America Corp. (b)	2,000	22,540
J.P. Morgan Chase & Co. (b)	2,100	77,490
		100,030
Diversified Telecommunication Services 2.33%
Verizon Communications, Inc. (b)	3,300	96,558

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

May 31, 2009

	Shares	Value
Electric Utilities 1.51%
Exelon Corp. (b)	1,300	$62,413

Electrical Equipment 1.01%
Emerson Electric Co. (b)	1,300	41,717

Energy Equipment & Services 5.48%
Cameron International Corp. (a)(b)	1,500	46,845
National Oilwell Varco, Inc. (a)(b)	1,900	73,378
Noble Corp.	3,100	106,547
		226,770
Food & Staples Retailing 3.99%
CVS Caremark Corp.	1,700	50,660
The Kroger Co. (b)	2,400	54,720
Sysco Corp.	2,500	59,900
		165,280
Food Products 6.34%
Archer-Daniels-Midland Co. (b)	3,400	93,568
Bunge Ltd. (b)	1,200	75,924
Hershey Foods Corp.	1,500	52,830
HJ Heinz Co. (b)	1,100	40,238
		262,560
Health Care Providers & Services 5.64%
CIGNA Corp. (b)	1,500	33,255
Express Scripts, Inc. (a)(b)	800	51,240
McKesson Corp. (b)	1,000	41,150
UnitedHealth Group, Inc. (b)	1,600	42,560
Wellpoint, Inc. (a)(b)	1,400	65,198
		233,403
Hotels, Restaurants & Leisure 2.42%
Yum! Brands, Inc. (b)	2,900	100,427

Industrial Conglomerates 2.13%
Tyco International Ltd. (b)	3,200	88,352

Internet & Catalog Retail 0.94%
Amazon.Com, Inc. (a)(b)	500	38,995

Internet Software & Services 5.33%
eBay, Inc. (a)(b)	3,300	58,146
Google, Inc. - Class A (a)(b)	200	83,446
Yahoo!, Inc. (a)(b)	5,000	79,200
		220,792

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

May 31, 2009

	Shares	Value
IT Services 0.85%
Mastercard, Inc. (b)	200	$35,266

Media 1.66%
Time Warner Cable, Inc.	2,223	68,446
Time Warner, Inc.	21	492
		68,938
Metals & Mining 1.05%
Freeport-McMoRan Copper & Gold, Inc. (b)	800	43,544

Multiline Retail 1.92%
Kohl’s Corp. (a)(b)	1,200	50,964
Sears Holdings Corp. (a)(b)	500	28,425
		79,389
Oil, Gas & Consumable Fuels 7.88%
Anadarko Petroleum Corp. (b)	2,400	114,672
Apache Corp. (b)	1,000	84,260
Occidental Petroleum Corp. (b)	1,200	80,532
Valero Energy Corp. (b)	2,100	46,977
		326,441
Pharmaceuticals 3.93%
Bristol-Myers Squibb Co. (b)	3,300	65,736
Eli Lilly & Co.	1,500	51,855
Forest Laboratories, Inc. (a)(b)	1,900	45,011
		162,602
Road & Rail 2.54%
CSX Corp. (b)	1,300	41,288
Union Pacific Corp. (b)	1,300	64,051
		105,339
Software 4.16%
Adobe Systems, Inc. (a)(b)	1,900	53,542
Oracle Corp. (b)	2,900	56,811
VMware, Inc. - Class A (a)(b)	2,000	62,080
		172,433
Specialty Retail 2.28%
Bed Bath & Beyond, Inc. (a)(b)	1,300	36,543
Home Depot, Inc. (b)	2,500	57,900
		94,443
Tobacco 1.73%
Altria Group, Inc.	4,200	71,778

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

May 31, 2009

	Shares	Value
Wireless Telecommunication Services 1.23%
American Tower Corp. - Class A (a)(b)	1,600	$50,992
Total Common Stocks (Cost $3,544,827)		3,836,043

Exchange-Traded Funds 9.11%
Financial Select Sector SPDR Fund (b)	15,000	185,250
Materials Select Sector SPDR Fund (b)	5,100	138,720
Utilities Select Sector SPDR Fund	2,000	53,600
Total Exchange-Traded Funds (Cost $333,593)		377,570

Short Term Investments 3.18%
AIM STIT-Treasury Portfolio, 0.156% (c)	131,533	131,533
Total Short Term Investments (Cost $131,533)		131,533
Total Investments (Cost $4,009,953) 104.90%		4,345,146
Liabilities in Excess of Other Assets (4.90)%		(202,881)
Total Net Assets 100.00%		$4,142,265

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	A portion or all of the security is pledged as collateral for call options written.
(c)	Variable rate security, the rate shown represents the rate at May 31, 2009.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written

May 31, 2009

	Contracts	Value
Call Options
Adobe Systems, Inc.
Expiration: June 2009, Exercise Price: $28.00	19	$2,755
Amazon.Com, Inc.
Expiration: June 2009, Exercise Price: $80.00	5	1,000
American Tower Corp. - Class A
Expiration: June 2009, Exercise Price: $30.00	16	3,440
Amgen, Inc.
Expiration: June 2009, Exercise Price: $50.00	18	2,142
Anadarko Petroleum Corp.
Expiration: June 2009, Exercise Price: $45.00	24	8,472
Apache Corp.
Expiration: June 2009, Exercise Price: $85.00	10	2,800
Apollo Group, Inc. - Class A
Expiration: June 2009, Exercise Price: $60.00	5	1,150
Apple, Inc.
Expiration: June 2009, Exercise Price: $130.00	8	6,680
Archer-Daniels-Midland Co.
Expiration: June 2009, Exercise Price: $27.00	34	4,250
Bank of America Corp.
Expiration: June 2009, Exercise Price: $12.00	20	900
Bank Of New York Mellon Corp.
Expiration: June 2009, Exercise Price: $30.00	18	630
Bed Bath & Beyond, Inc.
Expiration: June 2009, Exercise Price: $31.00	13	260
Biogen Idec, Inc.
Expiration: June 2009, Exercise Price: $55.00	10	370
Bristol-Myers Squibb Co.
Expiration: June 2009, Exercise Price: $21.00	33	495
Bunge Ltd.
Expiration: June 2009, Exercise Price: $60.00	12	5,172
Cameron International Corp.
Expiration: June 2009, Exercise Price: $30.00	15	3,225
CIGNA Corp.
Expiration: June 2009, Exercise Price: $25.00	15	375
CSX Corp.
Expiration: June 2009, Exercise Price: $30.00	13	3,211
eBay, Inc.
Expiration: June 2009, Exercise Price: $18.00	33	1,518
EMC Corp.
Expiration: June 2009, Exercise Price: $13.00	55	440
Emerson Electric Co.
Expiration: June 2009, Exercise Price: $34.00	13	455
Exelon Corp.
Expiration: June 2009, Exercise Price: $50.00	8	360

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written (Continued)

May 31, 2009

	Contracts	Value
Express Scripts, Inc.
Expiration: June 2009, Exercise Price: $65.00	8	$1,040
FedEx Corp.
Expiration: June 2009, Exercise Price: $60.00	12	1,200
Financial Select Sector SPDR Fund
Expiration: June 2009, Exercise Price: $13.00	150	3,600
Fluor Corp.
Expiration: June 2009, Exercise Price: $50.00	10	800
Forest Laboratories, Inc.
Expiration: June 2009, Exercise Price: $25.00	7	105
Freeport-McMoRan Copper & Gold, Inc.
Expiration: June 2009, Exercise Price: $55.00	8	2,224
Gilead Sciences, Inc.
Expiration: June 2009, Exercise Price: $45.00	10	450
Google, Inc. - Class A
Expiration: June 2009, Exercise Price: $410.00	2	2,840
Hewlett-Packard Co.
Expiration: June 2009, Exercise Price: $36.00	20	800
HJ Heinz Co.
Expiration: June 2009, Exercise Price: $37.00	11	550
Home Depot, Inc.
Expiration: June 2009, Exercise Price: $24.00	25	1,050
Honeywell International, Inc.
Expiration: June 2009, Exercise Price: $32.50	5	660
J.P. Morgan Chase & Co.
Expiration: June 2009, Exercise Price: $40.00	21	1,470
Kohl’s Corp.
Expiration: June 2009, Exercise Price: $44.00	12	1,152
The Kroger Co.
Expiration: June 2009, Exercise Price: $22.50	24	1,440
Mastercard, Inc.
Expiration: June 2009, Exercise Price: $180.00	2	800
Materials Select Sector SPDR Fund
Expiration: June 2009, Exercise Price: $27.00	51	4,845
McKesson Corp.
Expiration: June 2009, Exercise Price: $42.50	10	550
National Oilwell Varco, Inc.
Expiration: June 2009, Exercise Price: $39.00	19	3,040
Northern Trust Corp.
Expiration: June 2009, Exercise Price: $55.00	5	1,750
Occidental Petroleum Corp.
Expiration: June 2009, Exercise Price: $65.00	12	4,200
Oracle Corp.
Expiration: June 2009, Exercise Price: $19.00	29	2,465

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written (Continued)

May 31, 2009

	Contracts	Value
Raytheon Co.
Expiration: June 2009, Exercise Price: $46.00	15	$675
Sears Holdings Corp.
Expiration: June 2009, Exercise Price: $60.00	5	850
State Street Corp.
Expiration: June 2009, Exercise Price: $43.00	12	4,560
TD Ameritrade Holding Corp.
Expiration: June 2009, Exercise Price: $17.50	20	1,000
Tyco International Ltd.
Expiration: June 2009, Exercise Price: $27.00	32	4,160
Union Pacific Corp.
Expiration: June 2009, Exercise Price: $50.00	13	2,145
United Technologies Corp.
Expiration: June 2009, Exercise Price: $55.00	16	560
UnitedHealth Group, Inc.
Expiration: June 2009, Exercise Price: $28.00	16	960
Valero Energy Corp.
Expiration: June 2009, Exercise Price: $23.00	21	1,365
Verizon Communications, Inc.
Expiration: June 2009, Exercise Price: $30.00	33	1,188
VMware, Inc. - Class A
Expiration: June 2009, Exercise Price: $30.00	20	3,700
Wellpoint, Inc.
Expiration: June 2009, Exercise Price: $50.00	14	560
Yahoo!, Inc.
Expiration: June 2009, Exercise Price: $17.00	50	1,750
Yum! Brands, Inc.
Expiration: June 2009, Exercise Price: $35.00	29	1,943
Total Options Written (Premiums received $92,765)		$112,547

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Assets and Liabilities

May 31, 2009

Assets
Investments, at value (cost $4,009,953)	$4,345,146
Cash	3,071
Dividends and interest receivable	4,944
Receivable from Advisor	44,623
Other assets	5,576
Total Assets	4,403,360

Liabilities
Written options, at value (premiums received $92,765)	112,547
Payable for investments purchased	89,526
Payable to affiliates	35,229
Accrued expenses and other liabilities	23,793
Total Liabilities	261,095
Net Assets	$4,142,265

Net assets consist of:
Paid in capital	$3,973,995
Undistributed net investment income	1,775
Undistributed net realized loss	(148,916)
Net unrealized appreciation (depreciation) on:
Investments	335,193
Option contracts	(19,782)
Net Assets	$4,142,265

Class A Shares
Net assets	$4,003,393
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	211,791
Net asset value and redemption price per share(1)	$18.90
Maximum offering price per share ($18.90/0.9525)(2)	$19.84

Class C Shares
Net assets	$138,872
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	7,373
Net asset value and offering price per share(1)(3)	$18.84

(1)	If applicable, redemption price per share may be reduced by a 2% redemption fee for shares redeemed within 7 days of purchase.
(2)	Reflects a maximum sales charge of 4.75%.
(3)
A contingent deferred sales charge (“CDSC”) of 1% may be charged on shares redeemed within one year of purchase.  Redemption price per share is equal to net asset value less any redemption or CDSC fees.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Operations

For the Period Ended May 31, 2009(1)

Investment Income
Dividend income	$54,954
Interest income	2,143
Total Investment Income	57,097

Expenses
Transfer agent fees and expenses	30,653
Investment advisory fees	28,120
Custody fees	22,459
Administration fees	22,211
Fund accounting fees	21,105
Audit and tax fees	17,003
Federal and state registration fees	9,424
Chief Compliance Officer fees and expenses	7,324
Reports to shareholders	5,707
Distribution fees - Class A	5,465
Legal fees	4,835
Trustees’ fees and related expenses	1,972
Distribution fees - Class C	479
Shareholder servicing fees - Class C	159
Other expenses	2,919
Total Expenses	179,835
Less waivers and reimbursement by Advisor (Note 4)	(134,362)
Net Expenses	45,473

Net Investment Income	11,624

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(361,757)
Option contracts expired or closed	212,841
Net change in unrealized appreciation (depreciation) on:
Investments	335,193
Option contracts	(19,782)
Net Realized and Unrealized Gain on Investments	166,495
Net Increase in Net Assets from Operations	$178,119

(1)	The Fund commenced operations on August 29, 2008.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Changes in Net Assets

Period Ended
May 31, 2009(1)
From Operations
Net investment income	$11,624
Net realized gain (loss) on:
Investments	(361,757)
Option contracts expired or closed	212,841
Net change in unrealized appreciation (depreciation) on:
Investments	335,193
Option contracts	(19,782)
Net increase in net assets from operations	178,119

From Distributions
Net investment income - Class A	(9,769)
Net investment income - Class C	(80)
Net decrease in net assets resulting from distributions paid	(9,849)

From Capital Share Transactions
Proceeds from shares sold - Class A	3,832,021
Proceeds from shares sold - Class C	150,999
Net asset value of shares issued to shareholders
in payment of distributions declared - Class A	6,531
Net asset value of shares issued to shareholders
in payment of distributions declared - Class C	53
Payments for shares redeemed - Class A	(109)
Payments for shares redeemed - Class C	(15,500)
Net increase in net assets from capital share transactions	3,973,995
Total Increase in Net Assets	4,142,265

Net Assets
Beginning of Period	$—
End of Period	$4,142,265
Undistributed Net Investment Income	$1,775

(1)	The Fund commenced operations on August 29, 2008.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2009(1)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment income(2)	0.07
Net realized and unrealized loss on investments(7)	(1.12)
Total from investment operations	(1.05)

Less distributions paid:
From net investment income	(0.05)
Total distributions paid	(0.05)
Net Asset Value, End of Period	$18.90
Total return(3)(4)	-5.21%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,003
Ratio of expenses to average net assets(5)(6)	2.00%
Ratio of net investment income to average net assets(5)(6)	0.54%
Portfolio turnover rate(4)	95.55%

(1)	The Fund commenced operations on August 29, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized.
(5)
Net of waivers and reimbursement of expenses by Advisor.  Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 7.96% and the ratio of net investment loss to average net assets would have been -5.42% for the period ended May 31, 2009.

(6)	Annualized.
(7)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains in the Statement of Operations due to the fluctuation in share transactions during the period.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND – CLASS C

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2009(1)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss(2)	(0.05)
Net realized and unrealized loss on investments(7)	(1.09)
Total from investment operations	(1.14)

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)
Net Asset Value, End of Period	$18.84
Total return(3)(4)	-5.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$139
Ratio of expenses to average net assets(5)(6)	2.75%
Ratio of net investment income (loss) to average net assets(5)(6)	(0.38)%
Portfolio turnover rate(4)	95.55%

(1)	The Fund commenced operations on August 29, 2008.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized.
(5)
Net of waivers and reimbursement of expenses by Advisor.  Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 8.97% and the ratio of net investment loss to average net assets would have been -6.60% for the period ended May 31, 2009.

(6)	Annualized.
(7)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains in the Statement of Operations due to the fluctuation in share transactions during the period.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements
May 31, 2009

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Schooner Growth and Income Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 4.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. Class C shares are subject to a level sales load for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The level sales load is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The Institutional Class shares have not yet commenced operation. The investment objective of the Fund is long-term capital appreciation with the generation of moderate current income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on August 29, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Schooner Investment Group, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2009

term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2009

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Investments in
Securities	$4,345,146	$4,345,146	$0	$0
Liabilities:
Written Options	$(112,547)	$(112,547)	0	0

The Fund did not invest in any Level 3 investments during the period.

(b)	Options

The Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), on December 1, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund’s option component of overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Advisor writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

The Fund may purchase and write call options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2009

realized a gain or a loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of May 31, 2009 was as follows:

Derivatives not accounted for as	Balance Sheet	Fair
hedging instruments under statement 133*	Location	Value
Equity contracts	Liabilities, Written options	$112,547

The effect of derivative instruments on the Statement of Operations for the period December 1, 2008, through May 31, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not		Period
accounted for as	Statement of	December 1, 2008
hedging instruments	Operations	through
under statement 133*	Location	May 31, 2009
Equity contracts	Net realized gain (loss)	$8,095
on option contracts
expired or closed

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not		Period
accounted for as	Statement of	December 1, 2008
hedging instruments	Operations	through
under statement 133*	Location	May 31, 2009
Equity contracts	Net change in unrealized	$92,086
appreciation (depreciation)
on option contracts

*	See Note 9 for additional disclosure related to transactions in written options during the period.

(c)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. Federal tax authorities for the tax period since the commencement of operations.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2009

(d)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets. There were no such reclassifications for the period ended May 31, 2009.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund charges a 2.00% redemption fee for shares redeemed within seven days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.  There were no redemption fees charged during the period for the Fund.

(g)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a specific class of shares are charged to that class.

(h)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2009

(3)	Federal Tax Matters

Distributions paid to shareholders for the period ended May 31, 2009 were as follows:

Ordinary	Long -Term
Income	Capital Gains
$9,849	$ —

As of May 31, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$4,031,149
Gross tax unrealized appreciation	494,559
Gross tax unrealized depreciation	(200,345)
Net tax unrealized appreciation (depreciation)	294,214
Undistributed ordinary income	3,894
Undistributed long-term capital gain	1,913
Total distributable earnings	$5,807
Other accumulated gain/(loss)	(131,751)
Total accumulated earnings/(loss)	$168,270

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, mark to market on 1256 contracts and straddle adjustments.

At May 31, 2009, the Fund deferred, on a tax basis, $8,645 of post-October losses.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary items) do not exceed 2.00% and 2.75% (the “Expense Limitation Cap”) of the Fund’s average daily net assets, for Class A and Class C shares, respectively. The Expense Limitation Cap is in effect for an initial three year term, subject to approval by the Advisor and Board of Trustees thereafter. For the period ended May 31, 2009, expenses of $134,362 incurred by the Fund were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2009

amounts for a period of three years from the date such amount was waived or reimbursed. As of May 31, 2009, $130,393 and $3,969 is subject to recoupment by the Advisor through May 31, 2012 for Class A and Class C shares, respectively.

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% and 0.75% of the Fund’s average daily net assets of Class A and Class C shares, respectively, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of Fund’s average daily net assets of Class C shares for shareholder servicing. At May 31, 2009, the Distributor was owed fees of $1,076.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
Class A Shares	May 31, 2009(1)
Shares sold	211,422
Shares issued to holders in reinvestment of distribution	375
Shares redeemed	(6)
Net increase	211,791

Period Ended
Class C Shares	May 31, 2009(1)
Shares sold	8,212
Shares issued to holders in reinvestment of distribution	3
Shares redeemed	(842)
Net increase	7,373

(1)	Fund commenced operations on August 29, 2008.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended May 31, 2009, were $7,338,140 and $3,096,727, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2009

(9)	Written Options

Transactions in options written during the period ended May 31, 2009 were as follows:

	Call Options
	Contracts	Premiums
Outstanding, beginning of period	—	—
Options written	17,823	$1,603,087
Options terminated in closing transactions	(16,369)	(1,476,089)
Options exercised	(10)	(595)
Options expired	(298)	(33,638)
Outstanding, end of period	1,146	$92,765

As of May 31, 2009, the fair market value of long positions which served as collateral for options written was $3,563,672.

See Note 2 for additional disclosure about written options.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2009, National Financial Services, LLC, for the benefit of its customers, held 58.7% of the Fund’s outstanding shares.

Report of Independent Registered Public Accounting Firm

To The Shareholders and Board of Trustees of
Schooner Growth and Income Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of Schooner Growth and Income Fund (the “Fund”), a series of the Trust for Professional Managers, as of May 31, 2009, and the related statements of operations and changes in net assets, and financial highlights for the period August 29, 2008 (commencement of operations) through May 31, 2009.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schooner Growth and Income Fund as of May 31, 2009, the results of its operations, changes in its net assets, and financial highlights for the period August 29, 2008 (commencement of operations) through May 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
July 28, 2009

SCHOONER GROWTH AND INCOME FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 100% of its ordinary income distribution for the period ended May 31, 2009 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended May 31, 2009, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-724-5997.

Independent Trustees

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	1	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 54		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios)
Marquette University
(1996–2004)

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	1	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(2000– present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios)
(1990–1999).

SCHOONER GROWTH AND INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustees and Officers

Joseph C. Neuberger(2)	Chairperson,	Indefinite	Executive Vice	1	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present)		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)

John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 51	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance Officer,
Milwaukee, WI 53202	Officer	January 23,	U.S. Bancorp Fund
Age: 40+		2009	Services, LLC
(2008–present);
Attorney, Investment
Management,
Quarles & Brady,
LLP (2007–2008);
Student, University
of Pennsylvania
(2004–2007).

SCHOONER GROWTH AND INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
	Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present)

(1)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series with the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(2)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Schooner Growth and Income Fund has adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies. A description of the Schooner Growth and Income Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-724-5997. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s initial proxy voting record will be available for the period ended June 30, 2009 without charge, upon request by calling toll free, 1-866-724-5997 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SCHOONER GROWTH AND INCOME FUND

Investment Advisor	Schooner Investment Group, LLC
150 N. Radnor Chester Road
Suite F-200
Radnor, Pennsylvania 19087

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services for the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2009
Audit Fees	$14,500
Audit-Related Fees	0
Tax Fees	$2,500
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/2009
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first fiscal year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2009
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date      7/31/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date      7/31/2009
By (Signature and Title)    /s/ John Buckel
John Buckel, Treasurer

Date      7/31/2009